FINANCIAL INSTRUMENTS - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	86.00%
Top Five Customers
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	30.60%	26.10%	32.00%
One Customer
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	11.00%	11.20%	11.30%
United States of America
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue	68.60%